American Century Investments®
Quarterly Portfolio Holdings
VP Capital Appreciation Fund
September 30, 2021

VP Capital Appreciation - Schedule of Investments
SEPTEMBER 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.5%
Aerospace and Defense — 0.9%
HEICO Corp.	44,101	5,815,599
Auto Components — 1.6%
Aptiv plc(1)	73,168	10,899,837
Beverages — 0.6%
Celsius Holdings, Inc.(1)	46,550	4,193,689
Biotechnology — 3.7%
Alnylam Pharmaceuticals, Inc.(1)	41,361	7,809,371
Horizon Therapeutics plc(1)	80,382	8,805,044
Natera, Inc.(1)	47,946	5,343,102
Turning Point Therapeutics, Inc.(1)	45,869	3,047,078
		25,004,595
Building Products — 1.6%
Trane Technologies plc	63,081	10,890,935
Capital Markets — 4.7%
LPL Financial Holdings, Inc.	87,385	13,698,473
MarketAxess Holdings, Inc.	12,218	5,139,990
MSCI, Inc.	20,366	12,389,452
		31,227,915
Chemicals — 1.6%
Albemarle Corp.	21,096	4,619,391
Element Solutions, Inc.	281,491	6,102,725
		10,722,116
Communications Equipment — 3.4%
Arista Networks, Inc.(1)	33,985	11,678,605
F5 Networks, Inc.(1)	56,566	11,244,190
		22,922,795
Containers and Packaging — 2.7%
Avery Dennison Corp.	59,446	12,317,806
Ball Corp.	67,132	6,039,866
		18,357,672
Electrical Equipment — 4.2%
AMETEK, Inc.	76,774	9,520,744
Generac Holdings, Inc.(1)	13,977	5,711,981
nVent Electric plc	208,334	6,735,438
Plug Power, Inc.(1)	61,227	1,563,737
Rockwell Automation, Inc.	16,892	4,966,924
		28,498,824
Electronic Equipment, Instruments and Components — 3.7%
Cognex Corp.	129,562	10,393,463
Keysight Technologies, Inc.(1)	88,792	14,587,638
		24,981,101
Entertainment — 3.1%
Live Nation Entertainment, Inc.(1)	53,859	4,908,171
ROBLOX Corp., Class A(1)	23,046	1,741,125
Roku, Inc.(1)	28,056	8,791,348
Zynga, Inc., Class A(1)	667,738	5,028,067
		20,468,711

Health Care Equipment and Supplies — 5.9%
Align Technology, Inc.(1)	11,374	7,568,601
DexCom, Inc.(1)	21,508	11,761,865
IDEXX Laboratories, Inc.(1)	21,219	13,196,096
Teleflex, Inc.	18,536	6,979,730
		39,506,292
Health Care Providers and Services — 1.6%
Amedisys, Inc.(1)	27,301	4,070,579
Encompass Health Corp.	45,273	3,397,286
R1 RCM, Inc.(1)	141,658	3,117,893
		10,585,758
Health Care Technology — 1.7%
Veeva Systems, Inc., Class A(1)	39,517	11,387,614
Hotels, Restaurants and Leisure — 3.0%
Chipotle Mexican Grill, Inc.(1)	5,251	9,543,797
Hilton Worldwide Holdings, Inc.(1)	80,879	10,684,925
		20,228,722
Interactive Media and Services — 2.6%
Match Group, Inc.(1)	68,192	10,705,462
Pinterest, Inc., Class A(1)	136,138	6,936,231
		17,641,693
Internet and Direct Marketing Retail — 1.9%
Chewy, Inc., Class A(1)(2)	69,933	4,763,137
Etsy, Inc.(1)	38,521	8,010,827
		12,773,964
IT Services — 5.0%
Cloudflare, Inc., Class A(1)	41,669	4,694,013
EPAM Systems, Inc.(1)	16,650	9,498,492
Okta, Inc.(1)	41,306	9,803,566
Square, Inc., Class A(1)	26,921	6,456,733
Twilio, Inc., Class A(1)	10,786	3,441,273
		33,894,077
Leisure Products — 0.4%
Peloton Interactive, Inc., Class A(1)	27,809	2,420,773
Life Sciences Tools and Services — 5.9%
10X Genomics, Inc., Class A(1)	30,648	4,461,736
Agilent Technologies, Inc.	50,103	7,892,725
Bio-Techne Corp.	18,593	9,009,610
Mettler-Toledo International, Inc.(1)	8,499	11,706,183
Repligen Corp.(1)	23,815	6,882,297
		39,952,551
Machinery — 3.8%
Graco, Inc.	77,153	5,398,395
Parker-Hannifin Corp.	40,298	11,268,127
Rexnord Corp.	141,867	9,120,629
		25,787,151
Professional Services — 4.1%
CoStar Group, Inc.(1)	73,409	6,317,579
Jacobs Engineering Group, Inc.	75,253	9,973,280
TransUnion	38,504	4,324,384
Verisk Analytics, Inc.	34,670	6,943,361
		27,558,604
Semiconductors and Semiconductor Equipment — 4.2%
Enphase Energy, Inc.(1)	44,156	6,622,075
Marvell Technology, Inc.	178,351	10,756,349

Skyworks Solutions, Inc.	65,568	10,804,295
		28,182,719
Software — 18.2%
Atlassian Corp. plc, Class A(1)	28,957	11,334,349
Autodesk, Inc.(1)	23,604	6,731,153
Cadence Design Systems, Inc.(1)	132,508	20,067,011
Coupa Software, Inc.(1)	18,321	4,015,597
Datadog, Inc., Class A(1)	45,185	6,386,900
DocuSign, Inc.(1)	51,463	13,248,120
HubSpot, Inc.(1)	21,469	14,514,976
Manhattan Associates, Inc.(1)	89,959	13,766,426
Palantir Technologies, Inc., Class A(1)	414,529	9,965,277
Palo Alto Networks, Inc.(1)	47,137	22,578,623
		122,608,432
Specialty Retail — 4.6%
Burlington Stores, Inc.(1)	39,175	11,108,855
Carvana Co.(1)	21,398	6,452,353
Five Below, Inc.(1)	30,159	5,332,413
Floor & Decor Holdings, Inc., Class A(1)	65,840	7,952,813
		30,846,434
Textiles, Apparel and Luxury Goods — 1.8%
lululemon athletica, Inc.(1)	29,854	12,081,914
Trading Companies and Distributors — 1.0%
W.W. Grainger, Inc.	17,644	6,935,151
TOTAL COMMON STOCKS (Cost $442,628,352)		656,375,638
TEMPORARY CASH INVESTMENTS — 2.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 5/15/23, valued at $3,082,964), in a joint trading account at 0.02%, dated 9/30/21, due 10/1/21 (Delivery value $3,021,550)		3,021,548
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $10,274,520), at 0.01%, dated 9/30/21, due 10/1/21 (Delivery value $10,073,003)		10,073,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,559,370	3,559,370
TOTAL TEMPORARY CASH INVESTMENTS (Cost $16,653,918)		16,653,918
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $3,367,136)	3,367,136	3,367,136
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $462,649,406)		676,396,692
OTHER ASSETS AND LIABILITIES — (0.5)%		(3,390,905)
TOTAL NET ASSETS — 100.0%		$673,005,787

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,299,793. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,367,136.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	656,375,638	—	—
Temporary Cash Investments	3,559,370	13,094,548	—
Temporary Cash Investments - Securities Lending Collateral	3,367,136	—	—
	663,302,144	13,094,548	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century
Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.